Note 7 - Income Tax (Details Textual)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Applicable tax rate	22.00%
Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Applicable tax rate	22.00%